COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Capital commitments
COMMITMENTS
Commitments to purchase property, plant and equipment and prepaid land use right | $	$ 291.0
Future materials purchase commitments
Total | $	291.0
Materials purchase commitments
Future materials purchase commitments
Aggregate purchase under take and pay contract | $	$ 78.5	$ 63.6
Wafer
Future materials purchase commitments, Volume
2016	625,000,000
2017	625,000,000
2018	625,000,000
2019	625,000,000
2020	625,000,000
Total	3,125,000,000
Polysilicon
COMMITMENTS
Commitments to purchase property, plant and equipment and prepaid land use right | $	$ 99.2
Future materials purchase commitments, Volume
2016	2,650
2017	2,650
2018	2,650
2019	2,650
2020	2,650
Total	13,250
Future materials purchase commitments
2016 | $	$ 34.4
2017 | $	32.8
2018 | $	32.0
Total | $	$ 99.2
Revised term of contract	3 months
Youze | Trina China
Future materials purchase commitments
2016	600
Total	600